Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Total interest income	$ 8,766	$ 8,474	$ 8,401	$ 8,313	$ 8,502	$ 8,871	$ 8,772	$ 9,058	$ 33,954	$ 35,203
Total interest expense	1,703	1,603	1,599	1,624	1,765	1,844	1,915	2,250	6,529	7,774
Net interest income (expense)	7,063	6,871	6,802	6,689	6,737	7,027	6,857	6,808	27,425	27,429
Other expenses									1,867	1,898
Provision for income taxes	606	684	739	538	643	606	518	459
Net income	1,266	1,302	1,347	1,200	1,167	1,196	976	905	5,115	4,244
Preferred stock dividends and discount accretion		119	465	404	408	397	401	396	988	1,602
Income available to common shareholders	1,266	1,183	882	796	759	799	575	509	4,127	2,642
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Total interest income									761	761
Total interest expense									287	345
Net interest income (expense)									474	416
Gains on sales of securities									3
Other expenses									22	19
Income (loss) before provision (benefit) for income taxes and equity in undistributed net income of subsidiary									455	397
Income (loss) before equity in undistributed net income of subsidiary									339	261
Equity in undistributed net income of subsidiary									4,776	3,983
Net income									5,115	4,244
Preferred stock dividends and discount accretion									988	1,602
Income available to common shareholders									$ 4,127	$ 2,642